Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [line items]
Cash and cash equivalents excluding bank overdrafts	£ 1,097	£ 437
Cash and cash equivalents classified as assets held for sale	19
Asset held for sale [member]
Cash and cash equivalents [line items]
Cash and cash equivalents excluding bank overdrafts	£ 1,116
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	14.00%	30.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	64.00%	12.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	22.00%	58.00%